
                                                                          NUVEEN

                           SUPPLEMENT TO PROSPECTUS

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
NUVEEN FLAGSHIP
 MULTISTATE TRUST I    NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC. NUVEEN FLAGSHIP MUNICIPAL TRUST
NUVEEN FLAGSHIP
 MULTISTATE TRUST II   NUVEEN TAX-FREE RESERVES, INC.            NUVEEN INVESTMENT TRUST
NUVEEN FLAGSHIP
 MULTISTATE TRUST III  NUVEEN TAX-FREE MONEY MARKET FUND, INC.   NUVEEN INVESTMENT TRUST II
NUVEEN FLAGSHIP
 MULTISTATE TRUST IV   NUVEEN CALIFORNIA TAX-FREE FUND, INC.     FLAGSHIP ADMIRAL FUNDS INC.

Nuveen Balanced Municipal and Stock Fund                      Nuveen Flagship New Mexico Municipal Bond Fund
Nuveen Balanced Stock and Bond Fund                           Nuveen Flagship New York Municipal Bond Fund
Nuveen California Insured Municipal Bond Fund                 Nuveen Flagship North Carolina Municipal Bond Fund
Nuveen California Tax-Free Money Market Fund                  Nuveen Flagship Ohio Municipal Bond Fund
Nuveen California Municipal Bond Fund                         Nuveen Flagship Pennsylvania Municipal Bond Fund
Nuveen Flagship Alabama Municipal Bond Fund                   Nuveen Flagship South Carolina Municipal Bond Fund
Nuveen Flagship All-American Municipal Bond Fund              Nuveen Flagship Tennessee Municipal Bond Fund
Nuveen Flagship Arizona Municipal Bond Fund                   Nuveen Flagship Virginia Municipal Bond Fund
Nuveen Flagship Colorado Municipal Bond Fund                  Nuveen Flagship Wisconsin Municipal Bond Fund
Nuveen Flagship Connecticut Municipal Bond Fund               Nuveen Growth and Income Stock Fund
Nuveen Flagship Florida Intermediate Municipal Bond Fund      Nuveen Insured Municipal Bond Fund
Nuveen Flagship Florida Municipal Bond Fund                   Nuveen Maryland Municipal Bond Fund
Nuveen Flagship Georgia Municipal Bond Fund                   Nuveen Massachusetts Insured Municipal Bond Fund
Nuveen Flagship Intermediate Municipal Bond Fund              Nuveen Massachusetts Tax-Free Money Market Fund
Nuveen Flagship Kansas Municipal Bond Fund                    Nuveen Massachusetts Municipal Bond Fund
Nuveen Flagship Kentucky Limited Term Municipal Bond Fund     Nuveen Municipal Bond Fund
Nuveen Flagship Kentucky Municipal Bond Fund                  Nuveen New York Insured Municipal Bond Fund
Nuveen Flagship Limited Term Municipal Bond Fund              Nuveen New York Tax-Free Money Market Fund
Nuveen Flagship Louisiana Municipal Bond Fund                 Nuveen Rittenhouse Growth Fund
Nuveen Flagship Michigan Municipal Bond Fund                  Nuveen Tax-Exempt Money Market Fund
Nuveen Flagship Missouri Municipal Bond Fund                  Nuveen Tax-Free Reserves
Nuveen Flagship New Jersey Intermediate Municipal Bond Fund   Flagship Utility Income Fund
Nuveen Flagship New Jersey Municipal Bond Fund
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Effective August 8, 1998, Chase Global Funds Services Company will become the new transfer agent and shareholder services agent for all the Nuveen Funds listed above, replacing Shareholder Services Inc. and Boston Financial Data
Services, Inc. All correspondence, purchases, redemption and exchange requests and other communications should be sent to:

MAILING ADDRESS:                                    OVERNIGHT/COURIER ADDRESS:
----------------                                    --------------------------
NUVEEN INVESTOR SERVICES                            NUVEEN INVESTOR SERVICES
P.O. BOX 5186                                       4 NEW YORK PLAZA
BOWLING GREEN STATION                               6TH FLOOR
NEW YORK, NY 10274-5186                             NEW YORK, NY 10004
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Questions may be directed to Nuveen Investor Services at (800) 257-8787 during the hours of 8:00 a.m. to 8:00 p.m. Eastern time.

FEDERAL FUNDS SHOULD NOW BE WIRED TO:
Chase Manhattan Bank
ABA #021000021
DDA #323-849512 for Mutual Funds
     323-096328 for Money Market Funds
For: The Nuveen Funds
For: [Name of Fund]
Please include your name and account number.